Organization and Business	12 Months Ended
Dec. 31, 2022
Organization and Business [Abstract]
ORGANIZATION AND BUSINESS

Note 1 - ORGANIZATION AND BUSINESS

Top KingWin Ltd and its consolidated subsidiaries (collectively referred to as the “Group” or the “Company”) primarily provide three main corporate services, including corporate business training, corporate consulting, advisory and transaction services to its clients in the People’s Republic of China (the “PRC”).

Top KingWin Ltd (“KingWin”) is a holding company incorporated in Cayman Island on February 16, 2022 under the laws of the Cayman Islands. The Company has no substantial operations other than holding all of the outstanding share capital of Sky Kingwin Ltd (“KingWin BVI”) established under the laws of the British Virgin Islands on March 15, 2022. KingWin BVI is also a holding company holding all of the outstanding equity of SKY KINGWIN (HK) LIMITED (“KingWin HK”) which was incorporated in Hong Kong on April 19, 2022. KingWin HK is a holding company holding all of the outstanding equity of Guangdong Tiancheng Jinhui Enterprise Development Co., Ltd. (“Tiancheng Jinhui”) which was established on October 25, 2018 under the law of the PRC.

Reorganization

A reorganization of the Company’s legal structure was completed on July 1, 2022, the former shareholders transferred their 100% ownership interest in Tiancheng Jinhui to KingWin HK, which is 100% owned by KingWin through KingWin BVI. After the reorganization, KingWin owns 100% equity interests of KingWin BVI, KingWin HK and Tiancheng Jinhui. The controlling shareholder of KingWin is the same as that of Tiancheng Jinhui prior to the reorganization.

The reorganization involved the incorporation of KingWin, and its wholly owned subsidiaries, KingWin BVI, and KingWin HK; and the transfer of all equity ownership of Tiancheng Jinhui to KingWin HK from the former shareholders of Tiancheng Jinhui. Following the transfer, the Company issued 68,442 of Class A ordinary shares (“Class A Ordinary Share”) and 31,558 of Class B ordinary shares (“Class B Ordinary Shares”) with par value $0.0001 per share to the former shareholders of Tiancheng Jinhui.

As part of the reorganization, on January 10, 2023, the Company issued a total of 8,144,598 Class A Ordinary Shares and 3,755,402 Class B Ordinary Shares to its existing shareholders, which increased pro rata the number of shares each shareholder owns and did not change their respective percentage of ownership in the Company. Ordinary shares outstanding after this issuance included (i) 8,213,040 Class A Ordinary Shares and (ii) 3,786,960 Class B Ordinary Shares.

The transactions were between entities under common control, and therefore accounted for in a manner similar to the pooling-of-interest method. Under the pooling-of-interests method, combination between two businesses under common control is accounted for at carrying amounts with retrospective adjustment of prior period financial statements, and the equity accounts of the combining entities are combined and the difference between the consideration paid and the net assets acquired is reflected as an equity transaction (i.e., distribution to parent company). As opposed to the purchase method of accounting, no intangible assets were recognized in the transaction, and no goodwill was recognized as a result of the combination.

The consolidated financial statements reflect the activities of Tiancheng Jinhui, the Company’s PRC operating subsidiary. KingWin, KingWin BVI and KingWin HK have no operations or activity other than being the holding company of their respective immediate subsidiary.

Name of Entity	Background	Ownership	Principle activities
Sky Kingwin Ltd	British Virgin Islands (“BVI”) Company	KingWin (100% Hold)	Holding company

SKY KINGWIN (HK) LIMITED	Hong Kong (“HK”) Limited Company	KingWin BVI (100% Hold)	Holding company

Guangdong Tiancheng Jinhui Enterprise Development Co., Ltd. (formerly known as “Guangdong Tiancheng Education Consulting Co., Ltd.” and “Vipshop (Guangdong) Food Co., Ltd.”)	The People’s Republic Of China (“PRC”) Company	KingWin HK (100% Hold)	Corporate consulting, corporate business training, advisory and transaction services

On April 20, 2023, the Company consummated the initial public offering of 2,750,000 Class A Ordinary Shares, at a public offering price of $4.00 per share. The gross proceeds to the Company from the offering, before deducting commissions, expense allowance, and expenses, were approximately $11 million.